Capital and funding (Tables)	12 Months Ended
Dec. 31, 2024
Equity and liabilities [abstract]
Summary of Share Capital

Unilever PLC	£ million 2024	£ million 2023
PLC ordinary shares of 3 1/9 p each(a)	78.4	78.3

Unilever Group	€ million 2024	€ million 2023
Euro equivalent in millions(b)	88	88
(a)At 31 December 2024, 2,521,497,338 (2023: 2,516,597,338) of PLC ordinary shares were in issue. During the year, 4,900,000 new shares were issued.
(b)The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.

Summary of Combined Financial Information in Relation to HUL	Summary financial information in relation to
HUL is shown below.

HUL balance sheet as at 31 December	€ million 2024	€ million 2023
Non-current assets	6,478	6,221
Current assets	2,125	2,004
Current liabilities	(1,456)	(1,315)
Non-current liabilities	(1,798)	(1,531)

HUL comprehensive income for the year ended 31 December	€ million 2024	€ million 2023
Turnover	6,607	6,636
Profit after tax	1,167	1,147
Total comprehensive income	1,318	937

HUL cash flow for the year ended 31 December	€ million 2024	€ million 2023
Net increase/(decrease) in cash and cash equivalents	364	(22)

HUL non-controlling interest	€ million 2024	€ million 2023
1 January	(2,048)	(2,115)
Share of (profit)/loss for the year ended 31 December	(446)	(437)
Other comprehensive income	3	(1)
Dividend paid to the non-controlling interest	511	405
Currency translation	(60)	80
Other movements in equity	(4)	20
31 December	(2,044)	(2,048)

Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves

	€ million Total 2024	€ million Total 2023	€ million Total 2022
Fair value reserves – see following table	600	392	329
Currency retranslation of group companies – see following table	(7,026)	(7,432)	(5,803)
Capital redemption reserve	25	25	21
Book value of treasury shares – see following table	(37)	(207)	(282)
Repurchase of shares	(2,259)	(6,034)	(4,527)
Cancellation of PLC shares	–	5,282	–
Other(a)	(602)	(544)	(542)
	(9,299)	(8,518)	(10,804)
(a)Relates primarily to options to purchase non-controlling interest in subsidiaries.

Summary of Treasury Shares Movements

Treasury shares – movements during the year	€ million 2024	€ million 2023
1 January	(959)	(4,809)
Repurchase of shares	(1,508)	(1,507)
Cancellation of PLC shares	–	5,282
Other purchases and utilisations	171	75
31 December	(2,296)	(959)

Disclosure of Currency Retranslation Reserve

Currency retranslation reserves – movements during the year	€ million 2024	€ million 2023
1 January	(7,432)	(5,803)
Currency retranslation of group companies' net assets and liabilities during the year	(419)	(1,528)
Movement in net investment hedges and exchange differences in net investments in foreign operations	280	(115)
Recycling of currency retranslation to the income statement on business disposals	545	14
31 December	(7,026)	(7,432)

Disclosure of Fair Value Reserve

Fair value reserves – movements during the year	€ million 2024	€ million 2023
1 January	392	329
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	60	(27)
Gains/(losses) on cash flow hedges	210	(27)
Hedging (gains)/losses transferred to non-financial assets	(62)	117
31 December	600	392
Refer to the consolidated statement of comprehensive income on page 138, the consolidated statement of changes in equity on page 139, and note 6C on page 159.

Disclosure of Remeasurement of Defined Benefit Pension Plans Net of Tax	Remeasurement of defined benefit pension plans, net of tax

	€ million 2024	€ million 2023
1 January	(180)	330
Movement during the year	264	(510)
31 December	84	(180)
Refer to the consolidated statement of comprehensive income on page 138, the consolidated statement of changes in equity on page 139, note 4B from pages 150 to
155 and note 6C on page 159.

Disclosure of Currency Retranslation Gains (Losses)

	€ million 2024	€ million 2023
1 January	(7,344)	(5,883)
Currency retranslation during the year:
Other reserves	406	(1,629)
Retained profit	891	294
Non-controlling interest	92	(126)
31 December	(5,955)	(7,344)

Summary of Financial Liabilities

Financial liabilities(a)	€ million Current 2024	€ million Non- current 2024	€ million Total 2024	€ million Current 2023	€ million Non- current 2023	€ million Total 2023
Bank loans and overdrafts(b)	517	4	521	501	5	506
Bonds and other loans	5,363	23,285	28,648	4,066	22,626	26,692
Lease liabilities	322	1,164	1,486	334	1,061	1,395
Derivatives	152	442	594	48	446	494
Other financial liabilities(c)	633	171	804	138	397	535
	6,987	25,066	32,053	5,087	24,535	29,622
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include €4 million (2023: €5 million) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in the US, Myanmar, India, Italy and Hong Kong, refer to note 21.

Disclosure of Reconciliation of Liabilities Arising from Financing Activities	Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2024 and 2023	Opening balance at 1 January € million	Cash movement € million	Business acquisi- tions/ disposals € million	Foreign exchange changes € million	Fair value changes € million	Other movements € million	Closing balance at 31 December € million
2024
Bank loans and overdrafts(a)	(506)	(52)	–	2	–	35	(521)
Bonds and other loans(a)	(26,692)	(1,119)	–	(755)	(5)	(77)	(28,648)
Lease liabilities(b)	(1,395)	385	21	(24)	–	(473)	(1,486)
Derivatives	(494)	–	–	(13)	(87)	–	(594)
Other financial liabilities(a)	(535)	25	(59)	(33)	(203)	1	(804)
Total	(29,622)	(761)	(38)	(823)	(295)	(514)	(32,053)

2023
Bank loans and overdrafts(a)	(519)	(98)	(9)	130	–	(10)	(506)
Bonds and other loans(a)	(26,512)	(413)	(3)	403	(159)	(8)	(26,692)
Lease liabilities(b)	(1,408)	399	12	55	–	(453)	(1,395)
Derivatives	(631)	–	–	7	130	–	(494)
Other financial liabilities(a)	(418)	–	(44)	19	(81)	(11)	(535)
Total	(29,488)	(112)	(44)	614	(110)	(482)	(29,622)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities and repayment of financial liabilities. The difference of €(68) million (2023: €(14) million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €4 million (2023: €5 million) represents gain or loss from termination and modification of lease contracts.
Summary of Analysis of Bonds and Other Loans	Analysis of bonds and other loans

€ million	Total 2024	Total 2023
Unilever PLC
1.375% Notes 2024 (£)	–	288
1.875% Notes 2029 (£)	300	286
1.500% Notes 2026 (£)	602	575
1.500% Notes 2039 (€)	647	647
2.125% Notes 2028 (£)(a)	334	320
Total PLC	1,883	2,116
Other group companies
The Netherlands
1.625% Notes 2033 (€)	795	794
1.375% Notes 2029 (€)	747	746
1.125% Bonds 2027 (€)	699	698
1.125% Bonds 2028 (€)	698	697
0.875% Notes 2025 (€)	650	649
0.500% Bonds 2025 (€)	650	649
1.375% Notes 2030 (€)	646	645
1.000% Notes 2027 (€)	599	599
0.500% Notes 2024 (€)	–	500
1.250% Notes 2025 (€)	1,000	1,000
1.750% Notes 2030 (€)	997	996
1.250% Notes 2031 (€)(a)	588	576
2.250% Notes 2034 (€)(a)	793	786
0.750% Notes 2026 (€)(a)	489	475
1.750% Notes 2028 (€)	646	645
3.250% Notes 2031 (€)	495	495
3.500% Notes 2035 (€)	496	496
3.250% Notes 2032 (€)	598	–
3.500% Notes 2037 (€)	597	–
3.250% Notes 2032 (€)	100	–

United States
5.900% Bonds 2032 (US $)	955	897
2.900% Notes 2027 (US $)	956	897
3.500% Notes 2028 (US $)	764	716
2.000% Notes 2026 (US $)	671	629
3.250% Notes 2024 (US $)	–	452
3.100% Notes 2025 (US $)	480	450
2.600% Notes 2024 (US $)	–	451
3.500% Bonds 2028 (US $)	478	449
3.375% Notes 2025 (US $)	336	315
7.250% Bonds 2026 (US $)	285	267
6.625% Bonds 2028 (US $)	231	214
5.600% Bonds 2097 (US $)	88	83
2.125% Notes 2029 (US $)	812	762
2.600% Notes 2024 (US $)	–	453
1.375% Notes 2030 (US $)(a)	391	368
0.626% Notes 2024 (US $)	–	452
2.625% Notes 2051 (US $)	613	576
1.750% Notes 2031 (US $)(a)	670	640
3.300% Notes 2029 (€)	549	549
3.400% Notes 2033 (€)	694	694
4.875% Notes 2028 (US $)	670	630
5.000% Notes 2033 (US $)	760	714
4.750% Notes 2031 (US $)	163	–
4.625% Bonds 2034 (US $)	949	–
4.250% Bonds 2027 (US $)	718	–
Commercial Paper (US $)	2,158	1,465

Other countries
Switzerland	89	6
Others	2	1
Total other group companies	26,765	24,576
Total bonds and other loans	28,648	26,692
(a)Bonds includes €(373) million (2023: €(378)million) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.